Finance costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance Costs [Abstract]
Stand-by and transaction fees	$ 2,245	$ 2,364
Accretion expense on the provision for reclamation	5,616	1,626
Interest expense on lease liabilities	679	715
Other financing fees	983	57
Total finance costs	$ 9,523	$ 4,762